Income Tax - Schedule of Cash Paid for Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Cash Paid for Income Taxes [Line Items]
Hong Kong taxes	$ 1,038,785	$ (704,997)	$ 1,218,484
Hong Kong [Member]
Schedule of Cash Paid for Income Taxes [Line Items]
Hong Kong taxes	$ 1,038,785